DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 165	$ (58)
Gain on derivatives recognized in OCI	0	934
Gain on derivatives (effective portion) recognized in income	$ 0	$ 891